COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 11, 2019	Oct. 01, 2018	May 07, 2018	Sep. 26, 2017	Sep. 12, 2017	Dec. 31, 2016	Apr. 30, 2016
Rent expense	$ 7,752	$ 114,822	$ 102,445
Lessee, Operating Lease, Term of Contract							39 months		16 months	18 months
Lessee, Operating Lease, Monthly Payment				$ 2,450	$ 1,250.00	$ 2,375	$ 7,611.83	$ 1,187.50	$ 2,250	$ 1,125
Lease Increase in Months 15 to 26 [Member]
Lessee, Operating Lease, Monthly Payment							7,751.83
Lease Increase In Months 27 to 39 [Member]
Lessee, Operating Lease, Monthly Payment							$ 7,981.17